Note 7 - Accounts and Other Receivables and Concentrations of Credit Risk - Accounts and Other Receivables (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Trade	$ 203,016	$ 10,439
Trade Accounts Receivable [Member]
Trade	18,420
Other Accounts Receivable [Member]
Trade	$ 184,596	$ 10,439